Consolidated Statements of Operations - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Revenue
Mobile	$ 162,741	$ 242,453	$ 77,126
Software	144,055	104,733	175,140
Software maintenance and consulting	828,867	924,241	1,058,215
Total revenue	1,135,663	1,271,427	1,310,481
Operating expenses
Cost of revenue	70,875	163,570	94,472
Selling, general and administrative	999,718	1,049,806	1,117,503
Research and development	424,186	298,358	205,330
Amortization of intangible assets	8,804	9,497	9,988
Total operating expenses	1,503,583	1,521,231	1,427,293
Income (loss) from operations	(367,920)	(249,804)	(116,812)
Other income:
Gain on disposition of assets	66,611
Impairment of Investment	66,611	(180,271)	(98,464)
Interest income , net	76,063	60,619	89,942
Total other income	142,674	(8,522)	124,381
Income (loss) before income taxes	(225,246)	(369,456)	(125,334)
Income tax benefit	11,502	(12,750)	66,781
Income (loss) from continuing operations	$ (236,748)	(356,706)	(192,115)
Loss from discontinued operations		$ 5,364	$ (8,904)
Net income (loss)	$ (236,748)	$ (351,342)	$ (201,019)
Other comprehensive income, net of tax
Foreign currency translation adjustment	$ (361,554)	$ (174,542)	$ (194,758)
Comprehensive Income	$ (598,302)	$ (525,884)	$ (395,777)
Basic and diluted income (loss) per share from continuing operations	$ (.002)	$ (0.003)	$ (0.002)
Basic and diluted loss per share from discontinued operations	$ (.000)	$ 0.000	$ 0.000
Weighted average number of shares outstanding	139,181,715	135,460,867	(98,464)